Leases (Tables)	9 Months Ended
Sep. 30, 2025
Leases [Abstract]
Schedule of Operating Leases Expenses

The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	As of December 31,	As of September 30,
	2024	2025
Operating lease right-of-use assets, net	$606	$237
Lease liabilities, current	$544	$137
Lease liabilities, non-current	21	32
Total operating lease liabilities	$565	$169

The components of lease expenses were as follows:

	For the nine months ended September 30,
	2024	2025
Lease cost
Amortization of right-of-use assets	$577	616
Interest of operating lease liabilities	34	12
Total Lease cost	$611	$628

Other information related to leases where the Group is the lessee is as follows:

	For the nine months ended September 30,
	2024	2025

Weighted-average remaining lease term	0.59	0.17
Weighted-average discount rate	4.30%	3.63%

Schedule of Future Minimum Payments

As of September 30, 2025, the following is a schedule of future minimum payments under the Group’s operating leases:

For the calendar year ended September 30,	Operating Leases
Remainder of 2025	$53
2026	102
2027	18
Total lease payments	173
Less: imputed interest	(4)
Total	$169